SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENT
21    SUBSEQUENT EVENT

a) Cash Dividend

According to the board of directors’ resolution on March 24, 2015, the board approved to pay annual cash dividend of US$ 0.03 per common shares in the year 2015 and the cash dividend is to be paid by the end of second quarter.

The Company has performed an evaluation of subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2014.